Other Assets and Liabilities - Schedule of Other Liabilities (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other non-current liabilities
Long-term deferred revenue	$ 4	$ 4
Other liabilities	3	4
Total non-current liabilities	7	8
Other current liabilities
Taxes payable (non-income tax)	13	6
Short-term deferred revenue	26	19
Customer advances	7	7
Due to employees	10	9
Other liabilities	1
Total other current liabilities	$ 57	$ 41